Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	¥ 120	$ 17	¥ 204
Youche Jingpi [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	20	3	20
Shanghai Youcang [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	100	14	15
Hangzhou Youyue [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			60
Shanghai Youzhuan [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			1
Ningbo Youheng Automobile [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			9
Zhejiang Youxiaodian [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			56
Qingshan Wei [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			37
Youjia Technology [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			1
Shanghai Youpinsuoer [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties			¥ 5